INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31:

	2014	2013
Deferred tax assets:
Customer deposits	$295,000	$293,000
Deferred revenue	35,000
Share based compensation	1,760,000
NOL carryforward	5,400,000	2,377,000
Total deferred tax asset	7,490,000	2,670,000
Deferred tax liabilities:
Deferred revenue	—	285,000
Intangible asset amortization	20,000
	20,000	285,000
	7,470,000	2,385,000
Less: Valuation allowance	(7,470,000)	(2,385,000)
	$—	$—

Reconciliation of Statutory Rate and Effective Rate for Provisions for Income Taxes

For the years ended December 31, 2014, 2013 and 2012, a reconciliation of the statutory rate and effective rate for the provisions for income taxes consists of the following:

	2014	2013	2012
Federal Tax statutory rate	34.00%	34.00%	34.00%
State tax statutory rate	6.00%	8.84%	8.84%
Permanent differences	(6.72)%	—%
Valuation allowance	(33.28)%	(42.84)%	(42.84)%
Effective rate	0.00%	0.00%	0.00%